Pro Forma Condensed Consolidated Statement of Operations and Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Operating expenses
Research and development	$ 4,297	$ 23,770
General and administrative	6,053	12,687
Restructuring costs	968	3,448
Total operating expenses	11,318	39,905
Loss from operations	(11,318)	(39,905)
Other income, net
Interest income, net	470	1,689
Gain on sale of equipment		64
Foreign exchange transaction gain (loss), net	75	(197)
Total other income, net	545	1,556
Loss before income tax expense	(10,773)
Income tax expense	42
Net loss	(10,815)	(38,349)
Net loss attributable to common shares	$ (10,815)	$ (38,349)
Net loss per common share, basic	$ (9.97)	$ (36.08)
Net loss per common share, diluted	$ (9.97)	$ (36.08)
Weighted-average number of shares used in computing net loss per common share, basic	1,084,565	1,062,872
Weighted-average number of shares used in computing net loss per common share, diluted	1,084,565	1,062,872
Other comprehensive loss, net of tax
Currency translation gain (loss)	$ (217)	$ 393
Unrealized gain on marketable securities	34	231
Other comprehensive gain (loss), net of tax	(183)	624
Total comprehensive loss	(10,998)	(37,725)
Pro Forma
Operating expenses
Research and development	4,297	29,058
General and administrative	6,053	12,687
Restructuring costs	968	3,448
Total operating expenses	11,318	45,193
Loss from operations	(11,318)	(45,193)
Other income, net
Interest income, net	470	1,689
Gain on sale of equipment		64
Foreign exchange transaction gain (loss), net	75	(197)
Total other income, net	545	1,556
Loss before income tax expense	(10,773)
Income tax expense	42
Net loss	(10,815)	(43,637)
Net loss attributable to common shares	$ (9,487)	$ (38,189)
Net loss per common share, basic	$ (8.27)	$ (33.93)
Net loss per common share, diluted	$ (8.27)	$ (33.93)
Weighted-average number of shares used in computing net loss per common share, basic	1,147,159	1,125,466
Weighted-average number of shares used in computing net loss per common share, diluted	1,147,159	1,125,466
Net loss attributable to preferred shares	$ (1,328)	$ (5,448)
Net income (loss) per preferred share, basic	$ (8,270)	$ (33,932)
Net income (loss) per preferred share, diluted	$ (8,270)	$ (33,932)
Weighted-average number of shares used in computing net loss per preferred share, basic	161	161
Weighted-average number of shares used in computing net loss per preferred share, diluted	161	161
Other comprehensive loss, net of tax
Currency translation gain (loss)	$ (217)	$ 393
Unrealized gain on marketable securities	34	231
Other comprehensive gain (loss), net of tax	(183)	624
Total comprehensive loss	(10,998)	(43,013)
Asset Acquisition Adjustments
Operating expenses
Research and development		5,288
Total operating expenses		5,288
Loss from operations		(5,288)
Other income, net
Net loss		(5,288)
Net loss attributable to common shares	$ 1,328	$ 160
Weighted-average number of shares used in computing net loss per common share, basic	62,594	62,594
Weighted-average number of shares used in computing net loss per common share, diluted	62,594	62,594
Net loss attributable to preferred shares	$ (1,328)	$ (5,448)
Weighted-average number of shares used in computing net loss per preferred share, basic	161	161
Weighted-average number of shares used in computing net loss per preferred share, diluted	161	161
Other comprehensive loss, net of tax
Total comprehensive loss		$ (5,288)